Selected Quarterly Financial Data - Unaudited (Tables)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]

	2013 Quarters				2012 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$14,399	$16,006	$15,462	$16,759	$12,416	$13,807	$15,042	$16,443
Gross margin	3,934	4,454	4,442	4,475	3,486	3,873	4,039	4,157
Net income attributable to common shareowners	1,266	1,560	1,432	1,463	330	1,328	1,415	2,057
Earnings per share of Common Stock:
Basic—net income	$1.40	$1.73	$1.59	$1.62	$0.37	$1.49	$1.58	$2.28
Diluted—net income	$1.39	$1.71	$1.57	$1.60	$0.36	$1.47	$1.56	$2.26

	2013			2012
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$93.59	$83.55	$0.535	$87.50	$73.62	$0.480
Second quarter	$97.55	$91.05	$0.535	$83.57	$70.71	$0.480
Third quarter	$112.00	$93.80	$0.535	$82.56	$70.95	$0.535
Fourth quarter	$113.80	$102.76	$0.590	$83.64	$74.44	$0.535